Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

	As of December 31,
	2024	2025
	(RMB in thousands)
Computers and equipment	317,923	362,674
Furniture and fixtures	17,156	18,093
Leasehold improvement	68,961	75,212
Software	107,917	110,135
Construction in progress	480,112	773,287
Total property, equipment and software	992,069	1,339,401
Accumulated depreciation and amortization	(378,959)	(444,355)
Total property, equipment and software, net	613,110	895,046